Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.72%
Advertising–1.56%
Trade Desk, Inc. (The), Class A(b)	170,045	$14,865,334
Aerospace & Defense–5.12%
Axon Enterprise, Inc.(b)	41,619	13,021,753
Howmet Aerospace, Inc.	205,166	14,039,509
TransDigm Group, Inc.	17,620	21,700,792
		48,762,054
Apparel Retail–0.88%
Ross Stores, Inc.	57,297	8,408,908
Application Software–11.89%
Datadog, Inc., Class A(b)	100,586	12,432,430
Fair Isaac Corp.(b)	7,450	9,309,594
Guidewire Software, Inc.(b)(c)	82,408	9,617,838
HubSpot, Inc.(b)	27,099	16,979,149
Manhattan Associates, Inc.(b)	71,267	17,833,141
Nutanix, Inc., Class A(b)	160,075	9,879,829
Procore Technologies, Inc.(b)	64,498	5,299,801
PTC, Inc.(b)	50,017	9,450,212
Roper Technologies, Inc.(c)	16,665	9,346,399
Samsara, Inc., Class A(b)	342,414	12,939,825
		113,088,218
Asset Management & Custody Banks–2.63%
Ares Management Corp., Class A	131,398	17,473,306
KKR & Co., Inc., Class A	75,047	7,548,227
		25,021,533
Automotive Retail–1.07%
O’Reilly Automotive, Inc.(b)	9,044	10,209,591
Biotechnology–1.82%
Natera, Inc.(b)	127,758	11,684,747
Neurocrine Biosciences, Inc.(b)	40,932	5,645,341
		17,330,088
Building Products–2.20%
Trane Technologies PLC	53,649	16,105,430
Trex Co., Inc.(b)	48,161	4,804,060
		20,909,490
Cargo Ground Transportation–2.17%
Saia, Inc.(b)	23,669	13,846,365
XPO, Inc.(b)	55,538	6,777,302
		20,623,667
Casinos & Gaming–1.53%
DraftKings, Inc., Class A(b)	320,823	14,568,572
Coal & Consumable Fuels–0.70%
Cameco Corp. (Canada)	152,802	6,619,383
Construction & Engineering–3.85%
Comfort Systems USA, Inc.	39,227	12,462,810
EMCOR Group, Inc.	29,359	10,281,522
Shares		Value
Construction & Engineering–(continued)
Quanta Services, Inc.	53,344	$13,858,771
		36,603,103
Construction Machinery & Heavy Transportation Equipment– 0.46%
Wabtec Corp.	30,333	4,418,911
Construction Materials–1.36%
Vulcan Materials Co.	47,294	12,907,479
Diversified Support Services–1.11%
Copart, Inc.(b)	183,044	10,601,908
Electrical Components & Equipment–1.06%
Vertiv Holdings Co., Class A	124,032	10,129,693
Environmental & Facilities Services–1.09%
Clean Harbors, Inc.(b)	51,377	10,342,704
Financial Exchanges & Data–2.26%
MSCI, Inc.	21,945	12,299,075
Tradeweb Markets, Inc., Class A	88,437	9,212,483
		21,511,558
Footwear–1.84%
Deckers Outdoor Corp.(b)	18,593	17,500,847
Health Care Distributors–1.41%
Cencora, Inc.	55,134	13,397,011
Health Care Equipment–3.41%
DexCom, Inc.(b)	122,556	16,998,517
IDEXX Laboratories, Inc.(b)	28,619	15,452,257
		32,450,774
Health Care Facilities–2.87%
Encompass Health Corp.	160,623	13,264,247
Tenet Healthcare Corp.(b)	133,371	14,018,626
		27,282,873
Health Care Supplies–1.16%
Cooper Cos., Inc. (The)	108,386	10,996,844
Homebuilding–2.62%
Lennar Corp., Class A	57,493	9,887,646
TopBuild Corp.(b)	34,084	15,021,841
		24,909,487
Homefurnishing Retail–1.21%
Williams-Sonoma, Inc.	36,188	11,490,776
Hotels, Resorts & Cruise Lines–1.80%
Hilton Worldwide Holdings, Inc.	80,284	17,125,380
Industrial Machinery & Supplies & Components–2.30%
ITT, Inc.	71,854	9,774,300
Parker-Hannifin Corp.	21,794	12,112,887
		21,887,187

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Insurance Brokers–0.75%
Arthur J. Gallagher & Co.	28,733	$7,184,399
Internet Services & Infrastructure–2.89%
Cloudflare, Inc., Class A(b)	119,514	11,572,541
MongoDB, Inc.(b)	44,394	15,921,464
		27,494,005
Investment Banking & Brokerage–0.95%
LPL Financial Holdings, Inc.	34,060	8,998,652
IT Consulting & Other Services–1.40%
Gartner, Inc.(b)	14,526	6,924,108
Globant S.A.(b)	31,843	6,429,102
		13,353,210
Life Sciences Tools & Services–4.41%
Bruker Corp.	110,838	10,412,122
ICON PLC(b)	45,213	15,189,307
Repligen Corp.(b)	40,155	7,385,308
West Pharmaceutical Services, Inc.	22,660	8,966,788
		41,953,525
Managed Health Care–0.82%
Molina Healthcare, Inc.(b)	18,891	7,760,990
Movies & Entertainment–1.14%
Spotify Technology S.A.(b)	41,102	10,846,818
Oil & Gas Exploration & Production–1.46%
Diamondback Energy, Inc.	70,347	13,940,665
Oil & Gas Storage & Transportation–1.52%
Targa Resources Corp.	129,116	14,459,701
Paper & Plastic Packaging Products & Materials–0.91%
Avery Dennison Corp.	38,624	8,622,808
Personal Care Products–0.79%
e.l.f. Beauty, Inc.(b)(c)	38,536	7,554,212
Property & Casualty Insurance–0.75%
Kinsale Capital Group, Inc.	13,599	7,135,939
Real Estate Services–0.75%
Jones Lang LaSalle, Inc.(b)	36,514	7,123,516
Research & Consulting Services–1.23%
Booz Allen Hamilton Holding Corp.	78,932	11,716,666
Restaurants–2.84%
Chipotle Mexican Grill, Inc.(b)	1,939	5,636,227
DoorDash, Inc., Class A(b)	84,003	11,568,893
Texas Roadhouse, Inc.	63,329	9,782,431
		26,987,551
Semiconductor Materials & Equipment–1.66%
Entegris, Inc.	112,239	15,774,069
Shares		Value
Semiconductors–4.21%
Astera Labs, Inc.(b)	39,254	$2,912,254
Lattice Semiconductor Corp.(b)	112,560	8,805,569
MACOM Technology Solutions Holdings, Inc.(b)(c)	107,160	10,248,782
Monolithic Power Systems, Inc.	26,718	18,099,308
		40,065,913
Soft Drinks & Non-alcoholic Beverages–0.57%
Celsius Holdings, Inc.(b)	65,517	5,432,670
Steel–0.77%
Steel Dynamics, Inc.	49,297	7,307,294
Systems Software–1.99%
CyberArk Software Ltd.(b)(c)	32,548	8,645,725
GitLab, Inc., Class A(b)	175,771	10,250,965
		18,896,690
Trading Companies & Distributors–3.18%
United Rentals, Inc.	23,486	16,935,989
W.W. Grainger, Inc.	13,106	13,332,734
		30,268,723
Transaction & Payment Processing Services–1.35%
Corpay, Inc.(b)	41,562	12,823,539
Total Common Stocks & Other Equity Interests (Cost $662,027,469)		929,664,928
Money Market Funds–1.88%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	6,355,406	6,355,406
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	4,262,504	4,264,209
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	7,263,321	7,263,321
Total Money Market Funds (Cost $17,882,454)		17,882,936
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $679,909,923)		947,547,864
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.38%
Invesco Private Government Fund, 7.57%(d)(e)(f)	3,666,578	3,666,578
Invesco Private Prime Fund, 5.49%(d)(e)(f)	9,422,303	9,427,015
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,093,944)		13,093,593
TOTAL INVESTMENTS IN SECURITIES–100.98% (Cost $693,003,867)		960,641,457
OTHER ASSETS LESS LIABILITIES—(0.98)%		(9,297,824)
NET ASSETS–100.00%		$951,343,633
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,828,110	$22,077,868	$(21,550,572)	$-	$-	$6,355,406	$85,907
Invesco Liquid Assets Portfolio, Institutional Class	3,888,914	15,769,905	(15,393,265)	(1,110)	(235)	4,264,209	59,633
Invesco Treasury Portfolio, Institutional Class	6,660,696	25,231,850	(24,629,225)	-	-	7,263,321	97,969
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,584,849	58,560,402	(69,478,673)	-	-	3,666,578	131,443*
Invesco Private Prime Fund	37,503,902	98,265,377	(126,334,449)	(3,289)	(4,526)	9,427,015	360,454*
Total	$68,466,471	$219,905,402	$(257,386,184)	$(4,399)	$(4,761)	$30,976,529	$735,406

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$929,664,928	$—	$—	$929,664,928
Money Market Funds	17,882,936	13,093,593	—	30,976,529
Total Investments	$947,547,864	$13,093,593	$—	$960,641,457
Invesco V.I. Discovery Mid Cap Growth Fund